Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 130	$ 141	$ 147
Granted (in dollars per share)	119	121	137
Released (in dollars per share)	136	148	153
Canceled/forfeited/performance adjusted (in dollars per share)	128	139	147
Ending balance (in dollars per share)	$ 123	$ 130	$ 141
Number of Units
Beginning balance (in shares)	9,802,704	8,555,263	8,899,092
Granted (in shares)	5,650,861	4,806,790	3,540,949
Released (in shares)	(3,145,016)	(2,579,962)	(3,032,531)
Canceled/forfeited/performance adjusted (in shares)	(981,921)	(979,387)	(852,247)
Ending balance (in shares)	11,326,628	9,802,704	8,555,263
Performance Share Units
Weighted Average Grant Price
Beginning balance (in dollars per share)	$ 136	$ 144	$ 155
Granted (in dollars per share)	117	130	137
Released (in dollars per share)	140	152	175
Canceled/forfeited/performance adjusted (in dollars per share)	131	147	170
Ending balance (in dollars per share)	$ 126	$ 136	$ 144
Number of Units
Beginning balance (in shares)	2,419,695	2,649,313	2,874,758
Granted (in shares)	1,395,534	909,140	824,875
Performance adjustments (in shares)	(8,544)	(328,120)	(623,245)
Released (in shares)	(846,672)	(666,244)	(293,236)
Canceled/forfeited/performance adjusted (in shares)	(112,107)	(472,514)	(757,084)
Ending balance (in shares)	2,856,450	2,419,695	2,649,313